Rule 497(e)
Registration No. 333-141917
1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

Plumb Balanced Fund • Plumb Equity Fund

Supplement Dated February 28, 2011 to

Prospectus Dated August 1, 2010

Creation of SVA Plumb Financial, LLC

On February 28, 2011, the indirect parent of Wisconsin Capital Management, LLC (the “Advisor”), the investment advisor to Wisconsin Capital Funds, Inc. (the “Plumb Funds”), combined with SVA Wealth Management, Inc. and related entities to form SVA Plumb Financial, LLC. Notwithstanding the merger, the Advisor continues to be controlled by Thomas G. Plumb indirectly through TGP, Inc, and no new person or entity controls the Advisor.  However, WCM, Inc. will no longer act as the manager of the Advisor and the manager of the Advisor will no longer be a wholly owned subsidiary of TGP, Inc., an entity which is wholly owned by Thomas G. Plumb. The merger will not result in any change in the portfolio managers or other personnel of the Advisor who are responsible for the Funds’ operations or in the business operations of the Funds or the Advisor.

Amendments to the Plumb Funds’ Prospectus

As a result of this merger, the first sentence of the third paragraph under the heading “Management” on page 17 of the Plumb Funds’ Prospectus is hereby removed and replaced in its entirety as follows:

TGP, Inc., which is wholly and directly owned by Thomas G. Plumb, holds a majority of the voting units of Wisconsin Capital and no other person or entity controls Wisconsin Capital directly or indirectly.

Rule 497(e)
Registration No. 333-141917
1940 Act File No. 811-22045

WISCONSIN CAPITAL FUNDS, INC.

Plumb Balanced Fund • Plumb Equity Fund

Supplement Dated February 28, 2011 to

Statement of Additional Information Dated August 1, 2010

Creation of SVA Plumb Financial, LLC

On February 28, 2011, the indirect parent of Wisconsin Capital Management, LLC (the “Advisor”), the investment advisor to Wisconsin Capital Funds, Inc. (the “Plumb Funds”), combined with SVA Wealth Management, Inc. and related entities to form SVA Plumb Financial, LLC. Notwithstanding the merger, the Advisor continues to be controlled by Thomas G. Plumb indirectly through TGP, Inc, and no new person or entity controls the Advisor. However, WCM, Inc. will no longer act as the manager of the Advisor and the manager of the Advisor will no longer be a wholly owned subsidiary of TGP, Inc., an entity which is wholly owned by Thomas G. Plumb. The merger will not result in any change in the portfolio managers or other personnel of the Advisor who are responsible for the Funds’ operations or in the business operations of the Funds or the Advisor.

Amendments to the Plumb Funds’ Statement of Additional Information

As a result of this merger, the second paragraph under the sub-heading “Information About Portfolio Managers” is hereby removed and replaced in its entirety as follows:

Thomas G. Plumb serves as the Advisor’s President and Chief Executive Officer. Mr. Plumb is the indirect owner of a majority of the voting units of the Advisor through TGP, Inc., and no other person or entity controls the Advisor.  Mr. Plumb shares in the allocation of the Advisor’s profits and cash distributions through his ownership interest in SVA Plumb Wealth Management with certain other principals/portfolio managers of the firm.